Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: November 13, 2013

DATES
Collection Period	8
Collection Period Beginning Date	10/01/2013
Collection Period Ending Date	10/31/2013
Payment Date	11/15/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	4.9%	$19,738,110.26	$12,660,045.68	$7,078,064.58
Class A-2 Notes	38.2%	$155,000,000.00	$0.00	$155,000,000.00
Class A-3 Notes	38.7%	$157,000,000.00	$0.00	$157,000,000.00
Class A-4 Notes	13.6%	$55,250,000.00	$0.00	$55,250,000.00
Class B Notes	2.5%	$10,000,000.00	$0.00	$10,000,000.00
Class C Notes	2.2%	$8,754,000.00	$0.00	$8,754,000.00

Total Securities	100.0%	$405,742,110.26	$12,660,045.68	$393,082,064.58

Overcollateralization		$2,000,016.00		$2,000,016.00
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance		$407,742,128.26		$395,082,080.58

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$19,738,110.26	$3,739.28
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$405,742,110.26	$202,663.82

II AVAILABLE FUNDS

Interest Collections	$847,979.91
Principal Collections (Including Repurchases)	$12,637,651.68
Liquidation Proceeds	$22,665.87
Investment Earnings (to be remitted to servicer with servicing fees)	$108.58

Total Collections	$13,508,406.04
Reserve Account Draw Amount	$0.00

Total Available Funds	$13,508,406.04

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$339,893.69	$339,893.69	$0.00
Class A-1 Notes	$3,739.28	$3,739.28	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$1,906,029.68	$1,906,029.68	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$2,000,016.00	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$305,802.85	$305,802.85	$0.00

	$13,508,406.04	$13,508,406.04

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$1,906,029.68
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$2,000,016.00

Total	$12,660,045.68

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: November 13, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$395,082,081.00
Number of Receivables Outstanding	21,804
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	51.26

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$2,000,016.00
Ending Period Overcollateralization Amount	$2,000,016.00

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	$1,212.87

Net Losses for Collection Period	$(1,212.87)
Cumulative Losses (net of recoveries) for All Collection Periods	$5,439.87
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00109%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	7	$127,087.23
As % of Ending Pool Balance		0.032%
Receivables 60-89 Days Delinquent	2	$22,357.27
As % of Ending Pool Balance		0.006%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	9	$149,444.50
As % of Ending Pool Balance		0.038%
Total Repossession	1	$22,129.16